DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 9,966	$ 8,829
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	7,738	6,396
Effective Portion	88	(182)
Ineffective Portion	8	0
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	6,024	4,027
Effective Portion	(101)	15
Ineffective Portion	(1)	0
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,714	2,369
Effective Portion	189	(197)
Ineffective Portion	$ 9	$ 0